Restatement of previously issued consolidated financial statements	12 Months Ended
Dec. 31, 2020
Restatement of previously issued consolidated financial statements
Restatement of previously issued consolidated financial statements

31.  Restatement of previously issued consolidated financial statements

As discussed in Note 2, the Company has restated previously issued consolidated financial statements.

The error that caused the Company to conclude that its consolidated financial statements should be restated is the result of a misapplication of the guidance on accounting for warrant instruments, which came to light when the SEC issued a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) dated April 12, 2021 (the “Statement”). The Statement addresses certain accounting and reporting considerations related to warrants similar to those issued by the Company at the consummation of its initial public offering on 3 July 2018 (“Issuance Date”). Management reassessed the accounting treatment under IFRS 9, Financial Instruments and IAS 32, Financial Instruments: Presentation and concluded that the Warrants did not meet the fixed-to-fixed rule under IAS 32.16 (b) (ii). Hence, the Company determined that the 2019 Successor Period consolidated financial statements should be restated to reflect these Warrants as financial liabilities. The Warrants, therefore, should be initially measured at fair value; and changes in fair value are subsequently recognized in profit or loss. See Note 27 for additional information regarding the Warrants.

The restatement adjustments reflect the entries to record the Warrants at fair value as at 19 December 2019, with changes in fair value of the Warrants for the period from the Issuance Date through 18 December 2019 cumulatively recorded in the opening balance of accumulated deficit; and to record the Warrants at fair value as at 31 December 2019, with changes in fair value of the Warrants for the period from 19 December 2019 through 31 December 2019 recorded in the consolidated statement of profit or loss and other comprehensive income/(loss).

The following presents a reconciliation of the consolidated statement of financial position as at 31 December 2019, consolidated statement of profit or loss and other comprehensive income/(loss), consolidated statement of changes in equity, and the consolidated statement of cash flows for the 2019 Successor Period as previously reported to the restated amounts as at 31 December 2019, and for the period from 19 December through 31 December 2019.

	Consolidated statement of financial position as at 31 December 2019
	As previously
	reported	Adjustments	Restated
NON-CURRENT ASSETS
Property and equipment	1,962,781	—	1,962,781
Goodwill	6,056,253	—	6,056,253
Intangible assets	2,584,893	—	2,584,893
Investment in an associate	—	—	—
Right-of-use assets	1,773,007	—	1,773,007
Deferred tax assets	59,001	—	59,001
Restricted cash	350	—	350
Other non-current assets	106,121	—	106,121
Total non-current assets	12,542,406	—	12,542,406

CURRENT ASSETS
Inventories	56,592	—	56,592
Trade receivables	215,376	—	215,376
Amounts due from related parties	66,923	—	66,923
Prepayments and other current assets	38,323	—	38,323
Restricted cash	376,715	—	376,715
Cash and cash equivalents	1,353,300	—	1,353,300
Total current assets	2,107,229	—	2,107,229

Total assets	14,649,635	—	14,649,635

CURRENT LIABILITIES
Trade payables	99,082	—	99,082
Contract liabilities	270,196	—	270,196
Accrued expenses and other current liabilities	882,158	—	882,158
Amounts due to related parties	4,045	—	4,045
Tax payable	15,278	—	15,278
Lease liabilities	90,521	—	90,521
Interest-bearing bank borrowings	400,325	—	400,325
Total current liabilities	1,761,605	—	1,761,605

	Consolidated statement of financial position as at 31 December 2019
	As previously
	reported	Adjustments	Restated
NET CURRENT ASSETS	345,624	—	345,624

TOTAL ASSETS LESS CURRENT LIABILITIES	12,888,030	—	12,888,030

NON-CURRENT LIABILITIES
Interest-bearing bank borrowings	2,060,933	—	2,060,933
Contract liabilities	67,873	—	67,873
Deferred tax liabilities	681,715	—	681,715
Lease liabilities	1,661,182	—	1,661,182
Warrant liabilities	—	298,192	298,192
Other non-current liabilities	9,358	—	9,358
Total non-current liabilities	4,481,061	298,192	4,779,253

Net assets	8,406,969	(298,192)	8,108,777

EQUITY
Equity attributable to owners of the parent
Ordinary shares (US$0.0001 par value; 490,000,000 shares authorized; 131,356,980 shares issued, fully paid and outstanding at 31 December 2019)	91	—	91
Capital surplus	8,430,405	(178,262)	8,252,143
Foreign currency translation reserves	6,302	(9,922)	(3,620)
Accumulated deficit	(265,618)	(110,008)	(375,626)
	8,171,180	(298,192)	7,872,988
Non-controlling interests	235,789	—	235,789

Total equity	8,406,969	(298,192)	8,108,777

	Consolidated profit or loss and comprehensive income/(loss) for the period from 19
	December to 31 December 2019
	As previously
	reported	Adjustments	Restated
Revenue	80,035	—	80,035

Operating expenses
Salaries, wages and benefits	(79,215)	—	(79,215)
Supplies and purchased medical services	(18,241)	—	(18,241)
Depreciation and amortization	(14,931)	—	(14,931)
Lease and rental expenses	(739)	—	(739)
Impairment of trade receivables	(528)	—	(528)
Other operating expenses	(165,776)	—	(165,776)
Loss from operations	(199,395)	—	(199,395)

Other income and expenses
Finance income	779	—	779
Finance costs	(29,503)	—	(29,503)
Foreign exchange losses	(2,641)	—	(2,641)
Gain on disposal of subsidiaries	—	—	—
Liquidation of a foreign operation	—	—	—
Change in fair value of warrant liabilities	—	(7,592)	(7,592)
Other (loss)/income, net	(5,798)	—	(5,798)
Loss before income tax	(236,558)	(7,592)	(244,150)

Income tax (expense)/benefit	6,261	—	6,261
Loss for the period	(230,297)	(7,592)	(237,889)

Attributable to:
Owners of the parent	(228,905)	(7,592)	(236,497)
Non-controlling interests	(1,392)	—	(1,392)
	(230,297)	(7,592)	(237,889)

Loss per share attributed to ordinary equity holders of the parent
Basic	(1.74)	(0.06)	(1.80)
Diluted	(1.74)	(0.06)	(1.80)

	Consolidated profit or loss and comprehensive income/(loss) for the period from 19
	December to 31 December 2019
	As previously
	reported	Adjustments	Restated
Loss for the period	(230,297)	(7,592)	(237,889)

Other comprehensive income/(loss)

Other comprehensive income/ (loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations	1,909	902	2,811
Liquidation of a foreign operation	—	—	—
Other comprehensive income/(loss) for the period, net of tax	1,909	902	2,811

Total comprehensive loss for the period	(228,388)	(6,690)	(235,078)

Attributable to:
Owners of the parent	(226,996)	(6,690)	(233,686)
Non-controlling interests	(1,392)	—	(1,392)
	(228,388)	(6,690)	(235,078)

	Consolidated statements of changes in equity for the period from 19 December to 31
	December 2019
	As previously
	reported	Adjustments	Restated
As at 19 December 2019
Ordinary shares	91	—	91
Capital surplus	8,419,891	(178,262)	8,241,629
Foreign currency translation reserves	4,393	(10,824)	(6,431)
Accumulated deficit	(36,713)	(102,416)	(139,129)
Total equity attributable to owners of the parent	8,387,662	(291,502)	8,096,160
Non-controlling interests	237,181	—	237,181
Total equity	8,624,843	(291,502)	8,333,341
As at 31 December 2019
Ordinary shares	91	—	91
Capital surplus	8,430,405	(178,262)	8,252,143
Foreign currency translation reserves	6,302	(9,922)	(3,620)
Accumulated deficit	(265,618)	(110,008)	(375,626)
Total equity attributable to owners of the parent	8,171,180	(298,192)	7,872,988
Non-controlling interests	235,789	—	235,789
Total equity	8,406,969	(298,192)	8,108,777

	Consolidated statement of cash flows for the period from 19 December to 31
	December 2019
	As previously
	reported	Adjustments	Restated
Cash flows from operating activities
Loss before tax	(236,558)	(7,592)	(244,150)
Adjustments for:
Depreciation and amortization	14,931	—	14,931
Loss on disposal of property and equipment and intangible assets	1,675	—	1,675
Covid-19 related rent concessions from lessors	—	—
Gain on modification of leases	—	—
Impairment of trade receivables	528	—	528
Share-based compensation	10,514	—	10,514
Foreign exchange losses	2,641	—	2,641
Liquidation of a foreign operation	—	—	—
Gain on disposal of subsidiaries	—	—	—
Finance income	(779)	—	(779)
Finance costs	29,503	—	29,503
Change in fair value of warrant liabilities	—	7,592	7,592
Changes in working capital:
(Increase)/decrease in inventories	1,318	—	1,318
(Increase)/decrease in trade receivables, prepayments and other current assets	190,197	—	190,197
Decrease in restricted cash	—	—
Decrease/(increase) in amounts due from related parties	(66,780)	—	(66,780)
(Decrease)/increase in trade payables, contract liabilities, accrued expenses and other current liabilities	(30,357)	—	(30,357)
(Decrease)/ increase in amounts due to related parties	1,852	—	1,852
Changes in other non-current assets and liabilities	(128)	—	(128)
Interest received	1,011	—	1,011
Interest paid	—	—	—
Income tax paid	—	—	—
Net cash flows from/(used in) operating activities	(80,432)	—	(80,432)

Cash flows from investing activities
Purchases of property and equipment	(43,188)	—	(43,188)
Purchases of intangible assets	(2,483)	—	(2,483)
Proceeds from disposal of subsidiaries, net of transaction costs	—	—	—
Acquisition of a subsidiary, net of cash received	—	—	—
Net cash flows used in investing activities	(45,671)	—	(45,671)

	Consolidated statement of cash flows for the period from 19 December to 31
	December 2019
	As previously
	reported	Adjustments	Restated
Cash flows from financing activities
Proceeds from interest-bearing bank borrowings	—	—	—
Repayments of interest-bearing bank borrowings	—	—	—
Repayments of loans provided by a related party	—	—	—
Proceeds from subscription of shares	—	—	—
Lease payments	(9,702)	—	(9,702)
Net cash flows (used in)/from financing activities	(9,702)	—	(9,702)
Net decrease in cash and cash equivalents	(135,805)	—	(135,805)
Effect of foreign exchange rate changes, net	(4,895)	—	(4,895)
Cash and cash equivalents, beginning of period	1,494,000	—	1,494,000

Cash and cash equivalents, end of period	1,353,300	—	1,353,300

Statement of financial position of the Company

	Consolidated statement of financial position as at 31
	December 2019
	As previously
	reported	Adjustments	Restated
ASSETS
Non-current assets
Investments in subsidiaries	9,304,277	—	9,304,277
Total non-current assets	9,304,277	—	9,304,277

Current assets
Amounts due from related parties	7,381,011	—	7,381,011
Prepayments and other current assets	280	—	280
Cash and cash equivalents	6,794	—	6,794
Total current assets	7,388,085	—	7,388,085

TOTAL ASSETS	16,692,362	—	16,692,362

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	4,949	—	4,949
Amounts due to related parties	8,219,821	—	8,219,821
Total current liabilities	8,224,770	—	8,224,770

Net current assets/(liabilities)	(836,685)	—	(836,685)
Total assets less current liabilities	8,467,592	—	8,467,592

Non-current liabilities
Warrant liabilities	—	298,192	298,192
Total non-current liabilities	—	298,192	298,192

Net assets	8,467,592	(298,192)	8,169,400

EQUITY
Share capital	91	—	91
Capital surplus	8,430,405	(178,262)	8,252,143
Reserves	6,174	(9,922)	(3,748)
Accumulated deficit	30,922	(110,008)	(79,086)
Total equity	8,467,592	(298,192)	8,169,400

	The Company’s reserves for the period from 19 December to 31
	December 2019
	As previously
	reported	Adjustments	Restated
As at 19 December 2019
Capital surplus	8,419,891	(178,262)	8,241,629
Foreign currency translation reserves	3,619	(10,824)	(7,205)
Accumulated deficit	45,724	(102,316)	(56,592)
Total	8,469,234	(291,402)	8,177,732

As at 31 December 2019
Capital surplus	8,430,405	(178,262)	8,252,143
Foreign currency translation reserves	6,174	(9,922)	(3,748)
Accumulated deficit	30,922	(110,008)	(79,086)
Total	8,467,501	(298,192)	8,169,309